Investment Objectives and Goals	Jan. 13, 2026
GraniteShares Autocallable AAPL ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to generate income while providing limited downside protection by getting exposure to autocallables that reference the price of the common stock of Apple Inc. (NASDAQ: AAPL) (the “Underlying Asset”).

GraniteShares Autocallable AMD ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to generate income while providing limited downside protection by getting exposure to autocallables that reference the price of the common stock of Advanced Micro Devices, Inc. (NASDAQ: AMD) (the “Underlying Asset”).

GraniteShares Autocallable AMZN ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to generate income while providing limited downside protection by getting exposure to autocallables that reference the price of the common stock of Amazon.com, Inc. (NASDAQ: AMZN) (the “Underlying Asset”).

GraniteShares Autocallable APP ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to generate income while providing limited downside protection by getting exposure to autocallables that reference the price of the common stock of AppLovin Corporation (NASDAQ: APP) (the “Underlying Asset”).

GraniteShares Autocallable AVGO ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to generate income while providing limited downside protection by getting exposure to autocallables that reference the price of the common stock of Broadcom Inc. (NASDAQ: AVGO) (the “Underlying Asset”).

GraniteShares Autocallable BABA ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to generate income while providing limited downside protection by getting exposure to autocallables that reference the price of the ADR of Alibaba Group Holding Ltd (NYSE: BABA) (the “Underlying Asset”).

GraniteShares Autocallable COIN ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to generate income while providing limited downside protection by getting exposure to autocallables that reference the price of the common stock of Coinbase Global, Inc. (NASDAQ: COIN) (the “Underlying Asset”).

GraniteShares Autocallable CRCL ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to generate income while providing limited downside protection by getting exposure to autocallables that reference the price of the common stock of Circle Internet Group, Inc. (NYSE: CRCL) (the “Underlying Asset”).

GraniteShares Autocallable CRWV ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to generate income while providing limited downside protection by getting exposure to autocallables that reference the price of the common stock of CoreWeave, Inc. (NASDAQ: CRWV) (the “Underlying Asset”).

GraniteShares Autocallable GOOGL ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to generate income while providing limited downside protection by getting exposure to autocallables that reference the price of the common stock of Alphabet Class A (NASDAQ: GOOGL) (the “Underlying Asset”).

GraniteShares Autocallable HIMS ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to generate income while providing limited downside protection by getting exposure to autocallables that reference the price of the common stock of Hims & Hers Health, Inc. (NYSE: HIMS) (the “Underlying Asset”).

GraniteShares Autocallable HOOD ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to generate income while providing limited downside protection by getting exposure to autocallables that reference the price of the common stock of Robinhood Markets, Inc.  (NASDAQ: HOOD) (the “Underlying Asset”).

GraniteShares Autocallable INTC ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to generate income while providing limited downside protection by getting exposure to autocallables that reference the price of the common stock of Intel Corporation (NASDAQ: INTC) (the “Underlying Asset”).

GraniteShares Autocallable IONQ ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to generate income while providing limited downside protection by getting exposure to autocallables that reference the price of the common stock of IonQ, Inc.  (NYSE: IONQ) (the “Underlying Asset”).

GraniteShares Autocallable MARA ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to generate income while providing limited downside protection by getting exposure to autocallables that reference the price of the common stock of MARA Holdings, Inc.  (NASDAQ: MARA) (the “Underlying Asset”).

GraniteShares Autocallable META ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to generate income while providing limited downside protection by getting exposure to autocallables that reference the price of the common stock of Meta Platforms, Inc. (NASDAQ: META) (the “Underlying Asset”).

GraniteShares Autocallable MRVL ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to generate income while providing limited downside protection by getting exposure to autocallables that reference the price of the common stock of Marvell Technology, Inc. (NASDAQ: MRVL) (the “Underlying Asset”).

GraniteShares Autocallable MSFT ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to generate income while providing limited downside protection by getting exposure to autocallables that reference the price of the common stock of Microsoft Corporation (NASDAQ: MSFT) (the “Underlying Asset”).

GraniteShares Autocallable MSTR ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to generate income while providing limited downside protection by getting exposure to autocallables that reference the price of the common stock of Strategy Inc. (NASDAQ: MSTR) (the “Underlying Asset”).

GraniteShares Autocallable NBIS ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to generate income while providing limited downside protection by getting exposure to autocallables that reference the price of the ADR of Nebius Group NV (NASDAQ: NBIS) (the “Underlying Asset”).

GraniteShares Autocallable NFLX ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to generate income while providing limited downside protection by getting exposure to autocallables that reference the price of the common stock of Netflix, Inc (NASDAQ: NFLX) (the “Underlying Asset”).

GraniteShares Autocallable NVDA ETF
Prospectus [Line Items]
Objective [Heading]	Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to generate income while providing limited downside protection by getting exposure to autocallables that reference the price of the common stock of NVIDIA Corporation (NASDAQ: NVDA) (the “Underlying Asset”).

GraniteShares Autocallable ORCL ETF
Prospectus [Line Items]
Objective [Heading]	Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to generate income while providing limited downside protection by getting exposure to autocallables that reference the price of the common stock of Oracle Corporation (NYSE: ORCL) (the “Underlying Asset”).

GraniteShares Autocallable PLTR ETF
Prospectus [Line Items]
Objective [Heading]	Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to generate income while providing limited downside protection by getting exposure to autocallables that reference the price of the common stock of Palantir Technologies Inc. (NASDAQ: PLTR) (the “Underlying Asset”).

GraniteShares Autocallable QBTS ETF
Prospectus [Line Items]
Objective [Heading]	Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to generate income while providing limited downside protection by getting exposure to autocallables that reference the price of the common stock of D-Wave Quantum Inc. (NYSE: QBTS) (the “Underlying Asset”).

GraniteShares Autocallable RDDT ETF
Prospectus [Line Items]
Objective [Heading]	Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to generate income while providing limited downside protection by getting exposure to autocallables that reference the price of the common stock of Reddit, Inc.  (NYSE: RDDT) (the “Underlying Asset”).

GraniteShares Autocallable RGTI ETF
Prospectus [Line Items]
Objective [Heading]	Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to generate income while providing limited downside protection by getting exposure to autocallables that reference the price of the common stock of Rigetti Computing, Inc. (NASDAQ: RGTI) (the “Underlying Asset”).

GraniteShares Autocallable SMCI ETF
Prospectus [Line Items]
Objective [Heading]	Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to generate income while providing limited downside protection by getting exposure to autocallables that reference the price of the common stock of Super Micro Computer, Inc. (NASDAQ: SMCI) (the “Underlying Asset”).

GraniteShares Autocallable SMR ETF
Prospectus [Line Items]
Objective [Heading]	Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to generate income while providing limited downside protection by getting exposure to autocallables that reference the price of the common stock of NuScale Power Corporation (NYSE: SMR) (the “Underlying Asset”).

GraniteShares Autocallable TSLA ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to generate income while providing limited downside protection by getting exposure to autocallables that reference the price of the common stock of Tesla Inc.  (NASDAQ: TLSA) (the “Underlying Asset”).

GraniteShares Autocallable UPST ETF
Prospectus [Line Items]
Objective [Heading]	Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to generate income while providing limited downside protection by getting exposure to autocallables that reference the price of the common stock of Upstart Holdings, Inc. (NASDQ: UPST) (the “Underlying Asset”).